AB Equity Income Fund, Inc.

Portfolio of Investments

August 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.8%
Information Technology – 32.8%
Semiconductors & Semiconductor Equipment – 15.6%
Analog Devices, Inc.	15,931	$5,769,252
Broadcom, Inc.	39,430	14,602,506
KLA Corp.	91,460	16,046,657
Lam Research Corp.	73,563	22,178,509
NVIDIA Corp.	255,628	56,437,550
NXP Semiconductors NV	49,843	11,196,732

		126,231,206

Software – 9.4%
Gen Digital, Inc.(a)	117,821	3,652,451
Microsoft Corp.	124,899	63,360,013
Oracle Corp.	64,498	9,617,942

		76,630,406

Technology Hardware, Storage & Peripherals – 7.8%
Apple, Inc.	148,227	46,965,725
Seagate Technology Holdings PLC	20,102	16,652,095

		63,617,820

		266,479,432

Financials – 17.0%
Banks – 4.4%
Bank of America Corp.	314,316	19,468,733
M&T Bank Corp.	28,336	6,628,924
Wells Fargo & Co.	107,847	9,316,902

		35,414,559

Capital Markets – 6.2%
Blackstone, Inc.	25,520	3,655,485
Charles Schwab Corp. (The)	112,052	12,305,551
CME Group, Inc.	58,468	16,692,614
Jefferies Financial Group, Inc.	110,956	5,840,724
Morgan Stanley	56,551	12,063,459

		50,557,833

Financial Services – 2.2%
PayPal Holdings, Inc.	68,190	3,591,226
Visa, Inc. - Class A	37,449	14,207,027

		17,798,253

Insurance – 4.2%
Everest Group Ltd.	30,508	11,429,822
MetLife, Inc.	71,544	6,808,843
Willis Towers Watson PLC	47,586	16,110,240

		34,348,905

		138,119,550

Health Care – 10.9%
Biotechnology – 0.8%
AbbVie, Inc.	23,295	5,973,304

Health Care Equipment & Supplies – 1.5%
Medtronic PLC	132,004	11,966,163

Health Care Providers & Services – 2.6%
Cigna Group (The)	37,050	10,228,764
CVS Health Corp.	86,997	8,169,888
Encompass Health Corp.	24,400	2,933,124

		21,331,776

Pharmaceuticals – 6.0%
Merck & Co., Inc.	139,560	20,621,385
Pfizer, Inc.	552,971	15,737,555

Company	Shares	U.S. $ Value

Royalty Pharma PLC - Class A	204,142	$12,536,360

		48,895,300

		88,166,543

Communication Services – 9.7%
Diversified Telecommunication Services – 0.5%
Comcast Corp. - Class A	149,143	3,970,187

Entertainment – 1.7%
Walt Disney Co. (The)	131,245	14,115,400

Interactive Media & Services – 6.1%
Alphabet, Inc. - Class C	100,913	33,847,229
Meta Platforms, Inc. - Class A	27,081	15,499,540

		49,346,769

Wireless Telecommunication Services – 1.4%
T-Mobile US, Inc.	64,969	11,723,006

		79,155,362

Industrials – 7.8%
Aerospace & Defense – 2.5%
RTX Corp.	99,147	20,595,806

Building Products – 0.9%
Carrier Global Corp.	118,826	6,918,050

Electrical Equipment – 1.0%
Eaton Corp. PLC	19,170	7,704,040

Machinery – 2.4%
CNH Industrial NV(a)	393,745	4,658,003
Deere & Co.	6,624	4,338,124
PACCAR, Inc.	86,049	10,681,263

		19,677,390

Professional Services – 1.0%
Paychex, Inc.	65,895	8,391,069

		63,286,355

Consumer Staples – 4.8%
Beverages – 1.6%
Coca-Cola Co. (The)	146,831	13,019,505

Consumer Staples Distribution & Retail – 1.0%
Walmart, Inc.	75,115	7,877,310

Food Products – 0.5%
Tyson Foods, Inc. - Class A	70,080	3,864,211

Household Products – 0.9%
Procter & Gamble Co. (The)	49,833	7,231,765

Personal Care Products – 0.8%
Kenvue, Inc.	366,402	6,917,670

		38,910,461

Consumer Discretionary – 4.7%
Distributors – 1.3%
Genuine Parts Co.(a)	81,073	10,999,174

Hotels, Restaurants & Leisure – 1.9%
McDonald’s Corp.	57,153	15,062,101

Specialty Retail – 1.5%
Bath & Body Works, Inc.	267,727	5,153,745
Lowe’s Cos., Inc.	34,473	7,056,623

		12,210,368

		38,271,643

Real Estate – 3.9%
Health Care REITs – 1.0%
National Healthcare Properties, Inc.(a)	533,478	8,567,657

Hotel & Resort REITs – 0.5%
Ryman Hospitality Properties, Inc.	33,527	4,249,883

Company	Shares	U.S. $ Value

Office REITs – 0.7%
COPT Defense Properties	155,358	$5,592,888

Residential REITs – 0.6%
Invitation Homes, Inc.	171,889	5,008,845

Retail REITs – 0.5%
Brixmor Property Group, Inc.	131,628	3,802,733

Specialized REITs – 0.6%
Digital Realty Trust, Inc.	24,490	4,545,099

		31,767,105

Energy – 3.7%
Oil, Gas & Consumable Fuels – 3.7%
Chevron Corp.	22,167	4,569,506
EOG Resources, Inc.	76,217	11,048,416
ExxonMobil Holdings Corp.	87,354	14,059,626

		29,677,548

Utilities – 2.9%
Electric Utilities – 2.1%
American Electric Power Co., Inc.	84,397	10,332,725
NextEra Energy, Inc.	80,189	6,602,762

		16,935,487

Multi-Utilities – 0.8%
Ameren Corp.	64,127	6,798,103

		23,733,590

Materials – 1.6%
Chemicals – 1.0%
Corteva, Inc.	29,902	2,530,606
LyondellBasell Industries NV - Class A	82,763	5,386,216

		7,916,822

Metals & Mining – 0.6%
Reliance, Inc.	12,263	4,709,605

		12,626,427

Total Common Stocks (cost $536,688,609)		810,194,016

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(b) (c) (d) (cost $1,577,728)	1,577,728	1,577,728

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $538,266,337)		811,771,744

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(b) (c) (d) (cost $592,350)	592,350	592,350

Total Investments – 100.0% (cost $538,858,687)(e)		812,364,094
Other assets less liabilities – 0.0%		(328,873)

Net Assets – 100.0%		$812,035,221

(a)	Represents entire or partial securities out on loan.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	Affiliated investments.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)

As of August 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $284,489,845 and gross unrealized depreciation of investments was $10,984,438, resulting in net unrealized appreciation of $273,505,407.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Equity Income Fund, Inc.

August 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$810,194,016	$-0-	$-0-	$810,194,016
Short-Term Investments	1,577,728	-0-	-0-	1,577,728
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	592,350	-0-	-0-	592,350

Total Investments in Securities	812,364,094	-0-	-0-	812,364,094
Other Financial Instruments(b)	-0-	-0-	-0-	-0-

Total	$812,364,094	$-0-	$-0-	$812,364,094

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$4,267	$114,972	$117,661	$1,578	$85
AB Government Money Market Portfolio*	-0-	1,511	919	592	3
	$4,267	$116,483	$118,580	$2,170	$88

*	Investments of cash collateral for securities lending transactions.

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